Senior Notes by Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Senior Notes, unsecured, excluding hedge adjustment	$ 5,500	$ 5,500
Fair value adjustment of the interest rate swaps	35	15
Senior Notes, unsecured	5,535	5,515
Later than two years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, unsecured, excluding hedge adjustment	1,800	1,800
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, unsecured, excluding hedge adjustment	$ 3,700	$ 3,700